Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 17, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds

(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Registrant filed a Post-Effective Amendment (“PEA No. 69”) pursuant to paragraph (a)(i) of Rule 485 under the 1933 Act on January 4, 2010. The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act primarily to: i) respond to the staff’s comments on PEA No. 69; ii) update certain financial information; and (iii) make certain other non-material changes. The Amendment does not contain disclosure that would render it ineligible to become effective on February 17, 2010 pursuant to Rule 485(b).

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-2883.

Very truly yours,

/s/ Lisa K. Whittaker
Lisa K. Whittaker

Enclosures

cc:	Craig Carberry, Esq.
Diana E. McCarthy, Esq.